PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Disclosure of reconciliation of changes in provisions

	For years ended December 31,
	2025	2024
Opening balance	$15,115	$9,939
Increase in provisions during the year(1)	18,206	13,803
Payments and releases of provisions during the year	(17,268)	(8,591)
Impact of foreign exchange rates	81	(36)
Total provisions	$16,134	$15,115
(1) Inclusive of 2024 - $2.7 million current portion of Agbaou provision for reclamation and closure costs - refer to note 24